Cash Flow Detail - Investing Activities, Proceeds and Payments on Financial Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	€ 2,967	€ 2,163	€ 2,308
Payments on financial investments not included under cash equivalents	(2,575)	(1,474)	(3,297)
Collateral guarantees on derivatives
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	2,891	1,897	2,224
Payments on financial investments not included under cash equivalents	(2,195)	(1,228)	(3,251)
Legal deposits
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	3	125	63
Payments on financial investments not included under cash equivalents	(4)	(7)	0
Investment in funds shares of Telefónica Brasil
Disclosure of associates [line items]
Payments on financial investments not included under cash equivalents	0	(117)	0
Others
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	73	141	21
Payments on financial investments not included under cash equivalents	(116)	(122)	(46)
Long Term Financial Instrument
Disclosure of associates [line items]
Payments on financial investments not included under cash equivalents	€ (260)	€ 0	€ 0